Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
30.	Equity

(a)	Equity as of December 31, 2016 and 2017 are as follows:

	2016		2017
Capital stock:
Common stock	~~W~~	2,370,998	2,370,998
Preferred stock		274,055	274,055

		2,645,053	2,645,053

Hybrid bond		498,316	423,921

Capital surplus:
Share premium		9,494,769	9,494,769
Others		392,566	392,566

		9,887,335	9,887,335

Capital adjustments		(458,461)	(398,035)

Accumulated other comprehensive income, net of tax:
Valuation gain on available-for-sale financial assets		394,183	72,126
Equity in other comprehensive income of associates		21,258	(294)
Foreign currency translation adjustments for foreign operations		(151,726)	(345,199)
Net gain (loss) from cash flow hedges		(13,464)	2,440
Other comprehensive income (loss) of separate account		4,466	(4,812)
Actuarial losses		(357,300)	(253,995)

		(102,583)	(529,734)

Retained earnings (*1)		18,640,038	20,790,599
Non-controlling interest (*2)		635,282	883,397

	~~W~~	31,744,980	33,702,536

(*1)	Restriction on appropriation of retained earnings is as follows:

1)	The controlling company’s legal reserve of ~~W~~1,845,691 million and ~~W~~1,992,716 million as of December 31, 2016 and 2017, respectively.
2)	The controlling company’s regulatory reserve for loan loss of ~~W~~9,144 million and ~~W~~5,953 million as of December 31, 2016 and 2017, respectively.
3)	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ~~W~~5,658,334 million as of December 31, 2017.

(*2)	The hybrid bonds of ~~W~~496,393 million and ~~W~~718,775 million and issued by Shinhan Bank and Jeju Bank were attributed to non-controllinginterests as of December 31, 2016 and 2017, respectively. Dividends to those hybrid bonds of ~~W~~45,691 million and ~~W~~30,442 million were attributed to non-controlling interests as of December 31, 2016 and 2017, respectively.

(b)	Capital stock

i) Capital stock of the Group as of December 31, 2016 and 2017 are as follows:

Number of authorized shares		1,000,000,000
Par value per share in won	~~W~~	5,000
Number of issued common stocks outstanding		474,199,587

(c)	Hybrid bond

Hybrid bond classified as other equity as of December 31, 2016 and 2017 are as follows:

Issue date	Maturity date	Interest rate (%)	2016		2017
May 22, 2012	May 22, 2042	5.34	~~W~~	298,861	—
June 25, 2015	June 25, 2045	4.38		199,455	199,455
September 15, 2017	—	3.77		—	134,683
September 15, 2017	—	4.25		—	89,783

			~~W~~	498,316	423,921

The hybrid bonds above can be repaid early after 5 or 10 years from the date of issuance, and the Group has an unconditional right to extend the maturity under the same condition. In addition, if no dividend is to be paid for common shares, the agreed interest is also not paid. On May 22, 2017, the Group exercised the early redemption right and redeemed all the hybrid bonds issued on May 22, 2012.

(d)	Capital adjustments

Changes in capital adjustments for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Beginning balance	~~W~~	(423,536)	(458,461)
Transaction on redemption of hybrid bonds		(1,418)	(1,139)
Other transactions with owners		(33,507)	61,565

Ending balance	~~W~~	(458,461)	(398,035)

(e)	Accumulated other comprehensive income

i) Changes in accumulated other comprehensive income for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Items that are or may be reclassified to profit or loss						Items that will never be reclassified to profit or loss	Total
	Unrealized gain (loss) on available-for-sale financial assets		Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net loss from cash flow hedges	Other comprehensive income of separate account	Remeasurements of the defined benefit plans
Beginning balance	~~W~~	826,712	18,569	(163,737)	(12,202)	8,795	(373,366)	304,771
Change due to fair value		(123,415)	1,813	—	—	(5,712)	—	(127,314)
Reclassification:
Change due to impairment or disposal		(445,040)	—	—	—	—	—	(445,040)
Effect of hedge accounting		—	—	—	(44,348)	—	—	(44,348)
Hedging		2,289	—	(54,393)	42,683	—	—	(9,421)
Effects from exchange rate fluctuations		(1,395)	—	52,936	—	—	—	51,541
Remeasurements of the defined benefit plans		—	—	—	—	—	20,513	20,513
Deferred income taxes		133,904	876	13,560	403	1,383	(4,845)	145,281
Non-controlling interests		1,127	—	(91)	—	—	398	1,434

Ending balance	~~W~~	394,182	21,258	(151,725)	(13,464)	4,466	(357,300)	(102,583)

	2017
	Items that are or may be reclassified to profit or loss						Items that will never be reclassified to profit or loss	Total
	Unrealized gain (loss) on available-for-sale financial assets		Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net loss from cash flow hedges	Other comprehensive income of separate account	Remeasurements of the defined benefit plans
Beginning balance	~~W~~	394,182	21,258	(151,725)	(13,464)	4,466	(357,300)	(102,583)
Change due to fair value		(60,397)	(24,886)	—	—	(12,529)	—	(97,812)
Reclassification:
Change due to impairment or disposal		(346,126)	—	—	—	—	—	(346,126)
Effect of hedge accounting		—	—	—	250,875	—	—	250,875
Hedging		1,241	—	97,353	(229,747)	—	—	(131,153)
Effects from exchange rate fluctuations		(28,553)	—	(276,285)	—	—	—	(304,838)
Remeasurements of the defined benefit plans		—	—	—	—	—	121,735	121,735
Transfer to other account		—	(414)	—	—	—	—	(414)
Deferred income taxes		110,708	3,748	(15,240)	(5,224)	3,251	(18,210)	79,033
Non-controlling interests		1,071	—	698	—	—	(220)	1,549

Ending balance	~~W~~	72,126	(294)	(345,199)	2,440	(4,812)	(253,995)	(529,734)

(f)	Appropriation of retained earnings

Statements of appropriation of retained earnings for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	5,422,880	4,896,292
Redemption of preferred stock		(1,125,906)	—
Dividend to hybrid bonds		(36,091)	(17,678)
Net income		1,470,250	754,727

		5,731,133	5,633,341
Reversal of regulatory reserve for loan losses		3,191	—

		5,734,324	5,633,341

Appropriation of retained earnings:
Legal reserve		147,025	75,473
Dividends
Dividends on common stocks paid		687,589	687,589
Regulatory reserve for loan losses		—	1,619
Voluntary reserve (loss compensation reserve)		2,000	—
Loss on redemption of hybrid bonds		1,418	1,139

		838,032	765,820

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	4,896,292	4,867,521

Date of appropriation:		March 23, 2017	March 22, 2018

These statements of appropriation of retained earnings were based on the separate financial statements of Shinhan Finance Group.

(g)	Regulatory reserve for loan loss

In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and by Regulations for the Supervision of Financial Institutions at the account of regulatory reserve for loan losses.

i)	Changes in regulatory reserve for loan losses including non-controlling interests for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
Beginning balance	~~W~~	2,192,635	2,252,771
Planned regulatory reserve for (reversal of) loan losses		60,136	632,247

Ending balance	~~W~~	2,252,771	2,885,018

ii)	Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	2,774,778	2,917,735
Provision for regulatory reserve for loan losses		(58,537)	(631,578)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	2,716,241	2,286,157

Basic and diluted earnings per share adjusted for regulatory reserve in won (*)		5,612	4,784

(*)	Dividends for preferred stocks and hybrid bonds are deducted.